Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM TREASURERS SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Dec. 20, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2013